QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 4/30

Date of reporting period: 07/31/2015

ITEM 1. SCHEDULE OF INVESTMENTS

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCK	98.70%

	AUSTRALIA	4.36%
313,876	Genworth Mortgage Insurance		$823,767
92,042	Newcrest Mining LTD*		760,454
103,244	Sims Metal Management LTD		716,010
259,474	TABCORP Holding LTD		922,569

			3,222,800

	AUSTRIA	1.11%
30,773	OMV AG		822,185

	BELGIUM	1.29%
42,227	Delhaize Group Spon ADR		952,641

	BERMUDA	2.11%
14,549	Jardine Matheson Holdings LTD		789,429
1,000,000	Skyworth Digital Holdings		768,804

			1,558,233

	CANADA	5.50%
19,265	Alimentation Couche-Tard		861,618
34,185	Genworth MI Canada Inc.		810,686
24,695	Home Capital Group Inc.		602,285
380,000	Kinross Gold Corp.		691,600
4,254	Valeant Pharmaceuticals International, Inc.		1,095,533

			4,061,722

	CAYMAN ISLANDS	1.02%
1,464,139	China Resources Cement		757,349

	DENMARK	1.20%
31,921	Topdanmark A/S		885,004

	FINLAND	1.08%
84,228	Stora Enso OYJ-R SHS		794,717

	FRANCE	6.67%
35,000	AXA SA		926,436
3,545	Iliad SA		844,708
5,419	LVMH Moet Hennessy Louis		1,020,208
7,615	Pernod Ricard SA		915,866
60,740	Peugeot SA		1,222,235

			4,929,453

	GERMANY	6.29%
4,026	Continental AG		903,818
16,482	Fresennius SE & Co KGAA		1,142,124
4,785	Muenchener Rueckver AG-R		882,905
9,414	Porsche Automobile Holding-P		711,111
33,536	Software AG		1,007,707

			4,647,665

	GREAT BRITAIN	16.65%
21,697	Berkeley Group Holdings		1,143,532
23,393	BP PLC Spons ADR		864,839
12,650	BT Group PLC		914,089
52,364	Capita Group PLC		1,068,214
200,410	Carillion PLC		1,084,157
53,725	Compass Group OLC		861,486
9,704	Imperial Tobacco GR Spon ADR		1,016,591
36,315	International Game Technology		719,037

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

268,677	Itv PLC		1,179,833
158,068	Lloyds Banking Group PLC		831,438
112,468	Meggitt PLC		817,264
18,425	Sabmiller PLC Spons ADR		966,299
95,521	Subsea 7 SA		839,509

			12,306,288

	HONG KONG	4.92%
2,600,000	CT Environmental Group		918,953
630,423	Guangdong Investment LTD		858,747
884,099	SINO Biopharmaceutical		1,026,391
1,300,000	WH Group Ltd		833,430

			3,637,521

	IRELAND	1.31%
5,021	Jazz Pharmaceuticals PLC		965,237

	ITALY	2.61%
67,149	ACEA SPA		887,963
71,794	Finmeccanica SPA		1,038,863

			1,926,826

	JAPAN	19.89%
262,000	Aozora Bankk LTD		1,006,391
61,600	Astellas Pharma Inc.		928,076
128,000	Chiba Bank LTD		1,021,562
150,856	Fujitsu LTD		792,018
42,900	KDDI Corp.		1,090,675
145,700	Mitsubishi UFJ Financial Group Inc.		1,058,183
270,757	NEC Corp.		865,234
42,000	NH Foods LTD		1,021,869
32,800	NOK Corp.		962,137
66,100	Orix Corp.		988,406
156,900	Resona Holdings Inc.		863,760
432,000	Shinsei Bank, Ltd.		944,739
197,800	Sumitomo Mitsui Trust Holdings		919,087
117,135	Sumitomo Mitsui-Spons ADR		1,084,670
16,100	West Japan Railway Co.		1,157,480

			14,704,287

	NETHERLANDS	4.97%
20,884	Euronext NV*		957,365
9,531	Lyondellbasell Indu-CLASS A		894,294
36,082	Qiagen N.V.		1,009,574
15,771	Sensata Technologies Holding		809,368

			3,670,601

	NEW ZEALAND	1.02%
431,211	Air New Zealand LTD		753,847

	NORWAY	1.05%
36,724	TGS Nopec Geophysical Co.		777,235

	SPAIN	2.45%
28,391	ACS Actividades Cons Y S		956,595
67,972	Mediaset Espana Communicacion, SA		857,990

			1,814,585

	SWEDEN	2.94%
74,104	Axfood AB		1,264,915
148,221	Teliasonera AB		904,575

			2,169,490

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	SWITZERLAND	6.55%
11,735	Adecco SA-REG		982,077
8,626	Novartis AG-ADR		894,948
26,503	Temenos Group AG-REG		974,921
21,089	Vontobel Holdings AG-REG		1,126,993
38,224	Swiss Re Ltd-Spon ADR		862,333

			4,841,272

	UNITED STATES	3.72%
21,750	Ishares MSCI EAFE ETF		1,408,965
27,750	Vanguard FTSE All-World EX-U		1,343,378

			2,752,343

	TOTAL COMMON STOCKS	98.70%	72,951,301

	TOTAL INVESTMENTS	98.70%	72,951,301
	Other assets, net of liabilities	1.30%	963,479

	NET ASSSETS	100.00%	$73,914,780

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fiar value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’sown assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$72,951,301	$0	$0	$72,951,301
Preferred Stocks	0	0	0	0

	$72,951,301	$0	$0	$72,951,301

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2015.

At July 31, 2015, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $71,483,012 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	$9,468,678
Gross unrealized depreciation	(8,000,389)

Net unrealized appreciation	$1,468,289

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
July 31, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	90.60%

	CONSUMER DISCRETIONARY	16.06%
15,244	AMC Networks Inc - Class A		$1,283,850
42,000	Aramark		1,336,440
26,036	Big Lots, Inc.		1,124,234
16,736	CarMax, Inc.		1,079,639
22,252	Choice Hotels International, Inc.		1,127,286
22,263	Delphi Automotive PLC		1,738,295
34,404	DSW Inc.		1,118,818
12,785	Expedia, Inc.		1,552,610
35,150	Johnson Controls, Inc.		1,601,434
17,956	Kohl’s Corp.		1,101,062
13,887	L Brands, Inc.		1,120,959
17,109	Lowe’s Companies, Inc.		1,186,680
17,320	Macy’s Inc.		1,196,119
15,309	Marriott Internationa, Inc. - Class A		1,111,586
7,257	O’Reilly Automotive, Inc.		1,743,930
78,534	Penn National Gaming, Inc.		1,498,429
24,866	Ross Stores, Inc.		1,321,877
73,193	Staples, Inc.		1,076,669
32,930	Target Corp.		2,695,321

			26,015,238

	CONSUMER STAPLES	2.61%
8,723	Mead Johnson Nutrition co.		771,026
38,785	Pilgrim’s Pride Corp.		839,307
27,000	Walgreens Boots Alliance, Inc.		2,609,010

			4,219,343

	ENERGY	3.33%
15,259	Cameron International Corp.		769,969
45,530	PBF Energy, Inc.		1,437,382
16,581	Tesoro Corp.		1,613,995
23,988	Valero Energy Corp.		1,573,613

			5,394,959

	FINANCIALS	22.84%
5,481	Alffliated Managers Group, Inc.		1,139,500
15,986	Aflac, Inc.		1,023,903
16,923	The Allstate Corp.		1,166,841
22,214	American International Group, Inc.		1,424,362
26,468	Aspen Insurance Holdings Ltd.		1,272,846
416,872	Bank of America Corp.		7,453,671
13,793	Capital One Financial Corp.		1,121,371
63,150	Citigroup, Inc.		3,691,749
17,019	Discover Financial Services		949,830
19,363	Endurance Specialty Holdings Ltd.		1,345,535
6,914	Everest Re Group Ltd.		1,266,092
16,819	Hanover Insurance Group Inc.		1,359,816
6,908	Jones Lang LaSalle Inc.		1,229,900
26,398	JPMorgan Chase & Co.		1,809,055
20,360	Lincoln National Corp.		1,146,675
65,675	MetLife, Inc.		3,660,725
12,316	Prudential Financial, Inc.		1,088,242
48,900	Santander Consumer USA Holdings Inc.		1,182,402
11,739	The Travelers Cos., Inc.		1,245,743
31,171	Unum Group		1,117,169
34,126	XL Group PLC		1,297,471

			36,992,897

	HEALTH CARE	16.61%
18,111	AbbVie, Inc.		1,267,951
13,017	Aetna, Inc.		1,470,530
12,761	AmerisourceBergen Corp.		1,349,476
7,541	Amgen, Inc.		1,331,665

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
July 31, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

9,749	Anthem, Inc.		$1,503,978
3,969	Biogen Idec, Inc.		1,265,238
7,686	C. R. Bard, Inc.		1,511,452
11,850	CIGNA Corp.		1,707,111
13,110	The Cooper Cos., Inc.		1,147,649
20,675	Gilead Sciences, Inc.		2,436,756
15,327	HCA Holdings, Inc.		1,425,564
19,234	Health Net Inc.		1,285,985
43,253	Hologic, Inc.		1,801,920
7,080	Jazz Pharmaceuticals PLC		1,361,059
15,245	Onmicare, Inc.		1,476,478
7,024	The Cooper Companies, Inc.		1,243,248
9,571	United Therapeutics Corp.		1,620,945
27,624	VCA, Inc.		1,699,705

			26,906,711

	INDUSTRIAL	8.31%
4,253	AMERCO		1,528,401
40,000	American Airlines Group, Inc.		1,604,000
18,329	Avis Budget Group, Inc.		796,028
89,143	B/E Aerospace, Inc.		4,342,156
54,618	Delta Air Lines, Inc.		2,421,762
37,722	HD Supply Holdings, Inc.		1,350,448
26,932	Trinity Industries, Inc.		788,030
9,480	United Rentals, Inc.		635,065

			13,465,890

	INFORMATION TECHOLOGY	17.72%
42,599	ARRIS Group, Inc.		1,317,161
32,799	CDW Corp.		1,178,468
44,509	CommScope Holdings co., Inc.		1,396,247
28,935	Electronic Arts, Inc.		2,070,299
31,351	Hewlett-Packard Co.		956,833
147,305	Intel Corp.		4,264,480
58,055	Jabil Circuit, Inc.		1,175,614
285,000	Micron Technology, Inc.		5,275,350
95,000	Microsoft Corp.		4,436,500
54,916	Rovi Corp.		603,527
18,400	Skyworks Solution, Inc.		1,760,328
16,900	Tech Data Corp.		985,777
16,676	Visa, Inc. - Class A		1,256,370
54,670	The Western Union Co.		1,106,521
83,082	Xerox Corp.		915,564

			28,699,038

	MATERIALS	2.42%
109,500	Huntsman Corp.		2,080,500
19,618	Lyondellbasell Industries NV - Class A		1,840,757

			3,921,257

	UTILITIES	0.69%
30,643	UGI Corp.		1,119,695

	TOTAL COMMON STOCKS		146,735,027

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
July 31, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGED TRADED FUND	5.30%
40,800	SPDR S&P 500 ETF Trust		$8,588,400

	TOTAL EXCHANGE TRADED FUND		8,588,400

	MONEY MARKET FUND	3.87%
6,260,578	Federated Treasury Obligations Fund 0.01%*		6,260,578

	TOTAL MARKET FUND		6,260,578

	CALL OPTIONS	0.18%
250,000	Intel/January 2016/Strike $30.00		295,000

	TOTAL CALL OPTIONS		295,000

	TOTAL INVESTMENTS	99.95%	161,879,005
	Other assets, net of liabilities	0.05%	75,189

	NET ASSETS	100.00%	$161,954,194

* Effective 7 day yield as of July 31, 2015.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$146,735,027	-	-	$146,735,027
Exchange Traded Funds	8,588,400	-	-	$8,588,400
Call Options	295,000	-	-	$295,000
Money Market	6,260,578	-	-	6,260,578

	$161,879,005	-	-	$161,879,005

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2015.

At July 31, 2015 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $133,065,187 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$29,662,824
Gross unrealized depreciation	(7,109,583)

Net unrealized appreciation	$22,553,241

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
July 31, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	91.83%

	CONSUMER DISCRETIONARY	13.45%
2,222	AMC Entertainment Holdings Inc. - Class A		$71,660
3,443	American Axle & Manufacturing Holdings, Inc.		68,791
778	Asbury Automotive Group Inc.		68,697
2,550	Barnes & Noble, Inc.		67,040
1,626	Big Lots, Inc.		70,211
2,334	Diamond resorts International Inc.		73,148
2,201	DSW Inc Class A		71,577
3,755	Isle of Capri Casinos, Inc.		68,491
1,508	Meritage Homes Corp.		68,011
2,494	Rent-A-Center, Inc.		66,814
3,594	Taylor Morrison Home Corp. "A"		69,185

			763,623

	CONSUMER STAPLES	3.70%
1,292	Cal-Maine Foods, Inc.		69,975
1,806	Fresh Del Monte Produce Inc.		71,373
550	USANA Health Sciences, Inc.		68,558

			209,905

	ENERGY	1.18%
6,291	Scorpio Tankers Inc.		67,243

	FINANCIALS	22.53%
2,627	American Equity Investment Life Holding Co.		77,602
2,562	Cash America International, Inc.		71,044
11,949	Cowen Group Inc - Class A		67,512
1,627	Encore Capital Group, Inc.		69,977
1,799	First NBC Bank Holding Co.		68,722
3,666	Flagstar Bancorp, Inc.		74,420
2,837	Heritage Insurance Holdings, Inc.		70,131
1,618	HFF Inc. - Class A		74,169
2,958	Homestreet Inc.		66,880
1,426	Marcus & Millichap, Inc.		73,068
6,368	MGIC Investment Corp.		70,494
3,087	National General Holdings Corp.		70,661
3,893	NorthStar Asset Management Group Inc.		71,320
1,127	PRA Group Inc.		71,621
3,779	Radian Group Inc.		69,760
2,607	Universal Insuance Holdings, Inc.		71,484
2,664	Walker & Dunlop Inc.		63,803
3,070	WisdomTree Investments, Inc.		76,443

			1,279,111

	HEALTH CARE	16.48%
1,766	Air Methods Corp.		69,563
1,463	Cambrex Corp.		72,053
2,268	Catalent, Inc.		77,293
503	Chemed Corp.		74,675
2,062	Emergent BioSolutions, Inc.		67,695
1,353	The Ensign Group, Inc.		69,165
1,266	Hill-rom Holdings, Inc.		70,934
1,625	INC Research Holdings Inc.		81,299
827	LifePoint Health, Inc.		68,525
1,727	PRA Health Sciences, Inc.		72,517
1,831	Surgical Care Affiliates Inc.		69,615
1,332	U.S. Physical Therapy, Inc.		70,410
2,675	VWR Corp.		71,663

			935,407

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
July 31, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	INDUSTRIAL	10.50%
1,595	Amrican Railcar Industries, Inc.		$63,720
796	CEB Inc.		60,910
1,129	Deluxe Corp.		72,741
3,050	Hawaiian Holdings, Inc.		66,246
1,086	Hyster-Yale Materials Handling, Inc.		73,490
1,715	Matson Inc.		71,035
2,757	TriNet Group, Inc.		74,108
621	UniFirst Corp.		68,819
3,297	Wabash National Corp.		45,301

			596,371

	INFORMATION TECHOLOGY	16.19%
2,691	Advanced Energy Industries, Inc.		70,477
2,102	Cirrus Logic, Inc.		69,387
2,259	CSG Systems International, Inc.		70,255
3,309	Endurance International Group Holdings, Inc.		66,875
10,954	Harmonic Inc.		65,834
2,143	Microsemi Corp.		70,590
2,456	NeuStar, Inc. Class A		75,817
1,875	ScanSource, Inc.		70,931
2,787	Super Micro Computer, Inc.		74,329
2,229	Take-Two Interactive Software, Inc.		70,392
1,238	Tech Data Corp.		72,213
2,135	Verifone Systems, Inc.		68,704
2,954	Web.com Group Inc.		73,525

			919,329

	MATERIALS	3.69%
4,515	Commerical Metals Co.		69,576
1,786	Schweitzer-Mauduit International, Inc.		70,904
2,839	Trinseo S.A.		69,158

			209,638

	TELECOMMUNICATION SERVICES	1.55%
13,815	Vonage Holdings Corp.		88,278

	UTILITIES	2.55%
1,780	Ormat Technologies Inc.		72,410
1,723	Vectren Corp.		72,538

			144,949

	TOTAL COMMON STOCKS		5,213,854

	EXCHANGED TRADED FUND	5.41%
2,500	iShares Russell 2000		307,400

	TOTAL EXCHANGE TRADED FUND		307,400

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
July 31, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MONEY MARKET FUND	3.63%
206,127	Federated Treasury Obligations Fund 0.01%*		$206,127

	TOTAL MARKET FUND		206,127

	TOTAL INVESTMENTS	100.88%	5,727,381
	Liabilities, net of other assets	-0.88%	(49,740)

	NET ASSETS	100.00%	$5,677,641

* Effective 7 day yield as of July 31, 2015.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$5,213,854	-	-	$5,213,854
Exchange Traded Funds	307,400	-	-	$307,400
Money Market	206,127	-	-	206,127

	$5,727,381	-	-	$5,727,381

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2015.

At July 31, 2015 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $5,457,862 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$123,007
Gross unrealized depreciation	(59,615)

Net unrealized appreciation	$63,392

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	September 24, 2015

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	September 24, 2015